Supplemental cash flow information - Financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 3,411,672
Changes from financing cash flows:
Dividends paid	(71,224)	$ (158,297)
Interest paid	(72,976)	(69,498)
Shares issued, stock option plan		4
Total cash changes	(144,200)	(227,791)
Non-cash changes:
Amortization of issue costs	1,200
Dividends declared	31,645
Interest expense	71,839
Foreign exchange	(294)
Total non-cash changes	104,390
Ending balance	3,371,862	3,411,672
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,494,471
Changes from financing cash flows:
Dividends paid	0
Interest paid	0
Total cash changes	0
Non-cash changes:
Amortization of issue costs	1,200
Dividends declared	0
Interest expense	0
Foreign exchange	0
Total non-cash changes	1,200
Ending balance	1,495,671	1,494,471
Interest payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	14,970
Changes from financing cash flows:
Dividends paid	0
Interest paid	(72,976)
Total cash changes	(72,976)
Non-cash changes:
Amortization of issue costs	0
Dividends declared	0
Interest expense	71,839
Foreign exchange	(294)
Total non-cash changes	71,545
Ending balance	13,539	14,970
Dividends Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	39,579
Changes from financing cash flows:
Dividends paid	(71,224)
Interest paid	0
Total cash changes	(71,224)
Non-cash changes:
Amortization of issue costs	0
Dividends declared	31,645
Interest expense	0
Foreign exchange	0
Total non-cash changes	31,645
Ending balance	0	39,579
Share capital [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,862,652
Changes from financing cash flows:
Dividends paid	0
Interest paid	0
Total cash changes	0
Non-cash changes:
Amortization of issue costs	0
Dividends declared	0
Interest expense	0
Foreign exchange	0
Total non-cash changes	0
Ending balance	$ 1,862,652	$ 1,862,652